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                               NICHOLAS-APPLEGATE-Registered Trademark-
                                  Mutual Funds

                             SUPPLEMENT TO PROSPECTUS
                                Dated July 24, 1998
                               Institutional Shares

                                   JULY 24, 1998

     The Global Growth & Income Fund Financial Highlights section on page 13 of the prospectus is amended as follows:

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of the predecessor Institutional Portfolio outstanding throughout the period indicated. The figures have been audited by Ernst & Young LLP.

                                                   6/30/97
                                                   To 3/31/98
PER SHARE DATA:
Net asset value, beginning of period                $ 12.50
Income from investment operations:
   Net investment income (deficit)                     0.34
   Net realized and unrealized gains (losses)
   on securities and foreign currency                  3.86

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Total from investment operations                       4.20
Less distributions:
   Dividends from net investment income               (0.34)
   Distributions from capital gains                   (2.11)

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Net asset value, end of period                      $ 14.25
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TOTAL RETURN:                                         36.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets ($000), end of period                    $ 6,065
Ratio of expenses to average net assets,
after expense reimbursement+                           1.36%*
Ratio of expenses to average net assets,
before expense reimbursement+                          2.45%*
Ratio of net investment income (deficit) to
average net assets, after expense
reimbursement+                                         7.13%*
Ratio of net investment income (deficit) to
average net assets, before expense
reimbursement+                                         6.03%*
Portfolio turnover**                                 413.28%
Average commission rate paid**                      $0.0128

*  Annualized
** For the corresponding Series of the predecessor Master Trust
+  Includes expenses allocated from the predecessor Master Trust